[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6053 keithpisani@paulhastings.com
March 24, 2009	59104.00031

VIA EDGAR AND FACSIMILE

Ms. Erin E. Martin

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Strategic Hotels & Resorts, Inc. Registration Statements on Form S-3 (File Nos. 333-157694 and 333-157702)

Dear Ms. Martin:

On Wednesday, March 4, 2009, Strategic Hotels & Resorts, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “Commission”) the two above-referenced registration statements on Form S-3 (collectively, the “Registration Statements”), together with all of the exhibits thereto, via EDGAR. Enclosed please find the Company’s acceleration request letter, by which the Company requests that the Registration Statements be declared effective as of 5:30 p.m. on Thursday, March 26, 2009, or as soon thereafter as practicable.

In accordance with Compliance and Disclosure Interpretation Question 123.01 and the staff’s comment letter of March 23, 2009, the Company expects to file its proxy statement no later than the morning of March 26, 2009.

March 24, 2009 Page 2

If you anticipate any problems in connection with the Company’s request to accelerate effectiveness of the Registration Statements to 5:30 p.m. on Thursday, March 26, 2009, please call me at (212) 318-6053 or Michael L. Zuppone at (212) 318-6906.

Very truly yours, /s/ Keith D. Pisani Keith D. Pisani for Paul, Hastings, Janofsky & Walker LLP cc: Michael Zuppone, Esq. Enclosure